Leases - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating Costs and Expenses	¥ 1,019,362	$ 147,794	¥ 1,054,475	¥ 742,258
Increase Decrease In Operating Lease Right Of Use Assets	12,019
Right of use asset and lease liability [Member]
Operating Costs and Expenses	¥ 2,173